SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment

	As of December 31,
	2014	2015

Computers and other electronic equipment	$3,617	$3,927
Furniture and fixtures	206	198
Leasehold improvements	256	142
Motor vehicles	602	571

	4,681	4,838

Less: accumulated depreciation and amortization	(3,801)	(4,158)

	$880	$680

Estimated Average Useful Lives of Intangible Assets

Core technology	3-7.5 years
Complete technology	2.5 years
Contract backlogs	1 year
Customer relationship	3.5-9.5 years
Digital watermarking technology	5 years
Image tracing technology	5 years

Property Plant and Equipment by Estimated Useful Life [Member]
Property, Plant and Equipment

Computer and electronic equipment	3 years
Furniture and fixture	5 years
Leasehold improvement	Shorter of useful life of the asset or the lease term
Motor vehicles	5 years

Deposits [Member]
Details of Banks and Customer Accounting for Ten Percent or More of Total Deposits and Receivable

	As of December 31,
Bank	2014	2015
	%	%

Bank A	31.7	52.7
Bank B	32.3	39.4
Bank C	29.5	*

*	The amount was less than 10%.

Notes Receivable [Member]
Details of Banks and Customer Accounting for Ten Percent or More of Total Deposits and Receivable

	As of December 31,
Customer	2014	2015
	%	%

Customer A	52.1	46.4
Customer B	-	12.7
Customer C	21.3	10.5
Customer D	13.7	*

*	The amount was less than 10%.